Assets Pledged as Collateral (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Assets Pledged as Collateral

	As of December 31,
	2018	2019	Party to which asset(s) was pledged	Purpose of pledge
	NT$	NT$
	(In Thousands)	(In Thousands)
Refundable Deposits (Bank deposit and Time deposit)	$961,198	$811,035	Customs	Customs duty guarantee
Refundable Deposits (Time deposit)	237,358	348,117	Science Park Administration	Collateral for land lease
Refundable Deposits (Time deposit)	19,579	19,510	Science Park Administration	Collateral for dormitory lease
Refundable Deposits (Time deposit)	37,084	41,785	Liquefied Natural Gas Business Division, CPC Corporation, Taiwan	Energy resources guarantee
Refundable Deposits (Time deposit)	1,000,000	1,000,000	Bank of China	Bank performance guarantee
Buildings	5,823,938	5,381,590	Taiwan Cooperative Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Machinery and equipment	25,762,086	19,029,077	Taiwan Cooperative Bank, Mega International Commercial Bank and Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Right-of-use assets	—	292,120	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans
Other noncurrent assets	309,108	—	Secured Syndicated Loans from China Development Bank and 6 others	Collateral for long-term loans

Total	$34,150,351	$26,923,234